Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (unaudited)

Note 6—Selected Quarterly Financial Data (unaudited)

Following are the Company’s unaudited quarterly statements of operations for 2018 and 2017. The Company has prepared the quarterly data on a consistent basis with the audited financial statements included elsewhere in this Annual Report and, in the opinion of management, the financial information reflects all necessary adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results of operations for these periods. This information should be read in conjunction with the audited financial statements and related notes included elsewhere in this Annual Report. These quarterly operating results are not necessarily indicative of the Company’s operating results for any future period.

2018	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$788	$122,900	$252,407	$660,801
Net income (loss)	$(596)	$386,382	$2,296,093	$2,348,869
Basic and diluted earning (loss) available to Class A common stock	$—	$0.00	$0.03	$0.03
Basic and diluted earning (loss) available to Class B common stock	$(0.00)	$(0.00)	$0.03	$0.03

2017	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$—	$—	$—	$1,276
Net income (loss)	$—	$—	$—	$(1,276)
Basic and diluted earning (loss) available to Class A common stock	$—	$—	$—	$—
Basic and diluted earning (loss) available to Class B common stock	$—	$—	$—	$(0.00)